Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table presents our basic and diluted earnings per share:

(In thousands, except per share data)	December 16, 2016 through December 31, 2016	January 1, 2017 through December 31, 2017	January 1, 2018 through December 31, 2018
Numerator:
Net income/(loss)	€1,185	€(13,049)	€(21,489)
Less: net income attributable to noncontrolling interest	285	568	—
Net income/(loss) attributable to trivago N.V.	€900	€(12,481)	€(21,489)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted	237,811	274,666	350,852

Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders - basic and diluted	€—	€(0.05)	€(0.06)